Revenue (Details) - Schedule of Disaggregation of Revenue - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disaggregation of Revenue [Line Items]
Revenue	$ 37,155,050	$ 24,341,874
Third Party Administrator services [Member]
Disaggregation of Revenue [Line Items]
Revenue	36,829,145	24,341,874
Captive insurance [Member]
Disaggregation of Revenue [Line Items]
Revenue	$ 325,905